500 Boylston Street, Boston, Massachusetts  02116-3741
Phone 617-954-5000

 August 31, 2017

VIA EDGAR
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:	MFS® Series Trust XII (the "Trust") (File Nos. 333-126328 and 811-21780) on Behalf of MFS® Lifetime Income Fund, MFS® Lifetime 2020 Fund, MFS® Lifetime 2025 Fund, MFS® Lifetime 2030 Fund, MFS® Lifetime 2035 Fund, MFS® Lifetime 2040 Fund, MFS® Lifetime 2045 Fund, MFS® Lifetime 2050 Fund, MFS® Lifetime 2055 Fund, and MFS® Lifetime 2060 Income Fund (the "Funds")

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectus and Statement of Additional Information for the Trust do not differ from those contained in Post-Effective Amendment No. 57 (the "Amendment") to the Trust's Registration Statement on Form N-1A.  The Amendment was filed electronically on August 25, 2017.

Please call the undersigned at (617) 954-4340 or Keli Davis at (617) 954-5873 with any questions you may have.

Very truly yours,

SUSAN A. PEREIRA
Susan A. Pereira
Vice President and Senior Counsel

SAP/ccs
enclosure